Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and balances at central banks	$ 169,445	$ 192,817
Loans and advances to banks	14,792	15,480
Receivables from securities financing transactions	67,814	75,012
Cash collateral receivables on derivative instruments	35,032	30,514
Loans and advances to customers	387,220	397,761
Other financial assets measured at amortized cost	53,264	26,209
Total financial assets measured at amortized cost	727,568	737,794
Financial assets at fair value held for trading	107,866	130,821
of which: assets pledged as collateral that may be sold or repledged by counterparties	36,742	43,397
Derivative financial instruments	150,108	118,142
Brokerage receivables	17,576	21,839
Financial assets at fair value not held for trading	59,796	60,080
Total financial assets measured at fair value through profit or loss	335,347	330,882
Financial assets measured at fair value through other comprehensive income	2,239	8,844
Investments in associates	1,101	1,243
Property, equipment and software	12,288	12,888
Goodwill and intangible assets	6,267	6,378
Deferred tax assets	9,389	8,876
Other non-financial assets	10,166	10,277
Total assets	1,104,364	1,117,182
Liabilities
Amounts due to banks	11,596	13,101
Payables from securities financing transactions	4,202	5,533
Cash collateral payables on derivative instruments	36,436	31,798
Customer deposits	525,051	542,007
Debt issued measured at amortized cost	114,621	139,155
Other financial liabilities measured at amortized cost	9,575	9,001
Total financial liabilities measured at amortized cost	701,481	740,595
Financial liabilities at fair value held for trading	29,515	31,688
Derivative financial instruments	154,906	121,309
Brokerage payables designated at fair value	45,085	44,045
Debt issued designated at fair value	73,638	73,799
Other financial liabilities designated at fair value	30,237	30,074
Total financial liabilities measured at fair value through profit or loss	333,381	300,916
Provisions	3,243	3,518
Other non-financial liabilities	9,040	11,151
Total liabilities	1,047,146	1,056,180
Equity
Share capital	304	322
Share premium	13,546	15,928
Treasury shares	(6,874)	(4,675)
Retained earnings	50,004	43,851
Other comprehensive income recognized directly in equity, net of tax	(103)	5,236
Equity attributable to shareholders	56,876	60,662
Equity attributable to non-controlling interests	342	340
Total equity	57,218	61,002
Total liabilities and equity	1,104,364	1,117,182
UBS AG
Assets
Cash and balances at central banks	169,445	192,817
Loans and advances to banks	14,671	15,360
Receivables from securities financing transactions	67,814	75,012
Cash collateral receivables on derivative instruments	35,033	30,514
Loans and advances to customers	390,027	398,693
Other financial assets measured at amortized cost	53,389	26,236
Total financial assets measured at amortized cost	730,379	738,632
Financial assets at fair value held for trading	108,034	131,033
of which: assets pledged as collateral that may be sold or repledged by counterparties	36,742	43,397
Derivative financial instruments	150,109	118,145
Brokerage receivables	17,576	21,839
Financial assets at fair value not held for trading	59,408	59,642
Total financial assets measured at fair value through profit or loss	335,127	330,659
Financial assets measured at fair value through other comprehensive income	2,239	8,844
Investments in associates	1,101	1,243
Property, equipment and software	11,316	11,712
Goodwill and intangible assets	6,267	6,378
Deferred tax assets	9,354	8,839
Other non-financial assets	9,652	9,836
Total assets	1,105,436	1,116,145
Liabilities
Amounts due to banks	11,596	13,101
Payables from securities financing transactions	4,202	5,533
Cash collateral payables on derivative instruments	36,436	31,801
Customer deposits	527,171	544,834
Funding from UBS Group AG	56,147	57,295
Debt issued measured at amortized cost	59,499	82,432
Other financial liabilities measured at amortized cost	10,391	9,765
Total financial liabilities measured at amortized cost	705,442	744,762
Financial liabilities at fair value held for trading	29,515	31,688
Derivative financial instruments	154,906	121,309
Brokerage payables designated at fair value	45,085	44,045
Debt issued designated at fair value	71,842	71,460
Other financial liabilities designated at fair value	32,033	32,414
Total financial liabilities measured at fair value through profit or loss	333,382	300,916
Provisions	3,183	3,452
Other non-financial liabilities	6,489	8,572
Total liabilities	1,048,496	1,057,702
Equity
Share capital	338	338
Share premium	24,648	24,653
Retained earnings	31,746	27,912
Other comprehensive income recognized directly in equity, net of tax	(133)	5,200
Equity attributable to shareholders	56,598	58,102
Equity attributable to non-controlling interests	342	340
Total equity	56,940	58,442
Total liabilities and equity	$ 1,105,436	$ 1,116,145